Short-Term Investments (Tables)	12 Months Ended
May 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Held-to-maturity investments	3,434,726	1,831,652
Trading securities	—	70,602

	3,434,726	1,902,254